CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)
REVENUE	$ 11,603,300	$ 3,909,546	$ 5,023,099
COST OF REVENUE	(5,598,048)	(1,149,148)	(2,157,033)
GROSS PROFIT	6,005,252	2,760,398	2,866,066
OPERATING EXPENSES
Allowance for doubtful accounts	(734,750)	0	0
Selling expenses	(384,885)	(152,759)	(229,656)
General and administrative expenses	(6,270,504)	(3,778,329)	(1,199,690)
Total operating expenses	(7,390,139)	(3,931,088)	(1,429,346)
(LOSS) INCOME FROM OPERATIONS	(1,384,887)	(1,170,690)	1,436,720
OTHER INCOME
Interest income	22,150	94,195	101,257
Other income (expenses), net	133,874	126,648	(26,035)
Total other income, net	156,024	220,843	75,222
(LOSS) INCOME BEFORE INCOME TAXES	(1,228,863)	(949,847)	1,511,942
INCOME TAX EXPENSE	(460,040)	(300,034)	(303,246)
NET (LOSS) INCOME	(1,688,903)	(1,249,881)	1,208,696
COMPREHENSIVE (LOSS) INCOME
Total currency translation differences arising from consolidation	(307,633)	232,001	471,554
TOTAL COMPREHENSIVE (LOSS) INCOME	$ (1,996,536)	$ (1,017,880)	$ 1,680,250
(Loss) earnings per share
Basic and diluted	$ (0.07)	$ (0.12)	$ 0.21
Weighted average number of shares outstanding
Basic and diluted	23,687,374	10,368,563	5,852,459